UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21764

 NAME OF REGISTRANT:                     Wintergreen Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 Route 46 West
                                         Suite 204
                                         Mountain Lakes, NJ 07046

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Richard Berthy
                                         Foreside Fund Services, LLC
                                         Three Canal Plaza   Suite
                                         100
                                         Portland, ME 04101

 REGISTRANT'S TELEPHONE NUMBER:          888-468-6473

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010


Wintergreen Fund
--------------------------------------------------------------------------------------------------------------------------
 ABG SUNDAL COLLIER ASA                                                                      Agenda Number:  702345720
--------------------------------------------------------------------------------------------------------------------------
        Security:  R00006107
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  NO0003021909
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO      PROVIDE THE BREAKDOWN
       OF EACH BENEFICIAL OWNER NAME, ADDRESS AND
       SHARE        POSITION TO YOUR CLIENT SERVICE
       REPRESENTATIVE. THIS INFORMATION IS REQUIRED
       IN ORDER FOR YOUR VOTE TO BE LODGED

1      Opening of the meeting by the  Chairman of the            Mgmt          For                            For
       Board and  registration of     attending  shareholders

2      Election of Chairman of the  meeting and at               Mgmt          For                            For
       least one person to  co-sign the

3      Approve of the notice of  meeting and agenda              Mgmt          For                            For

4      Approve of the annual financial  statement,               Mgmt          For                            For
       and Board of Directors report for 2009

5      Approve a payment of NOK 0.75 per share  as               Mgmt          For                            For
       a repayment of the share premium  fund to shareholders
       as per 29 APR 2010

6      Approve the Auditor's  remuneration                       Mgmt          For                            For

7      Approve the remuneration for the Members of               Mgmt          For                            For
       the Board of Directors and the   Nomination
       Committee

8      Approve the declaration of principles for  the            Mgmt          For                            For
       Company's remuneration policy  towards top
       Management

9      Election of Members to the  Nomination Committee          Mgmt          For                            For

10     Election of Board Member's                                Mgmt          For                            For

11     Approve the reduction of the Company's share              Mgmt          For                            For
       premium fund

12     Approve the power of attorney to purchase own             Mgmt          For                            For
       shares

13     Approve the power of attorney to issue new shares         Mgmt          For                            For

14     Amend the Company's Articles of Association               Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 ANGLO AMERN PLC                                                                             Agenda Number:  702293882
--------------------------------------------------------------------------------------------------------------------------
        Security:  G03764134
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  GB00B1XZS820
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the financial statements of the Company           Mgmt          For                            For
       and the group and the reports of the Directors
       and Auditors for the YE 31 DEC 2009

2      Election of Sir Philip Hampton as a Director              Mgmt          For                            For
       of the Company

3      Election of Ray O'Rourke as a Director of the             Mgmt          For                            For
       Company

4      Election of Sir John Parker as a Director of              Mgmt          For                            For
       the Company

5      Election of Jack Thompson as a Director of the            Mgmt          For                            For
       Company

6      Re-election of Cynthia Carroll as a Director              Mgmt          For                            For
       of the Company

7      Re-election of Nicky Oppenheimer as a Director            Mgmt          For                            For
       of the Company

8      Re-appointment of Deloitte LLP as the Auditors            Mgmt          For                            For
       of the Company for the ensuing year

9      Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

10     Approve the Director's remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2009 set out in  the annual report

11     Approve that the authority conferred on the               Mgmt          For                            For
       Directors by Article 9.2 of the   Company's
       new Articles  as defined in Resolution 14
       to be adopted at the    conclusion of this
       AGM pursuant to Resolution 14  be renewed upon
       the new     Articles becoming effective for
       the period ending at the end of the AGM in
       2011 or on 30 JUN 2011, whichever is the
       earlier and for such period the      Section
       551 amount shall be USD 72.3 million; such
       authority shall be in      substitution for
       all previous authorities pursuant to section
       551 of the      Companies Act 2006

S.12   Approve, subject to the passing of Resolution             Mgmt          For                            For
       11 above, to renew the power    conferred on
       the Directors by Article 9.3 of the Company's
       New Articles  to   be adopted at the conclusion
       of the AGM pursuant to Resolution 14  upon
       the   New Articles becoming effective for the
       period referred to in such resolution and for
       such period the Section 561 amount shall be
       USD 36.1 million; such    authority shall be
       in substitution for all previous powers pursuant
       to        Section 561 of the Companies Act
       2006

S.13   Authorize the Company, pursuant to Section 701            Mgmt          For                            For
       of the Companies Act 2006, to  make market
       purchases  with in the meaning of Section 693
       of the Companies    Act 2006  of ordinary shares
       of 54 86/91 US cents each in the capital of
       the  Company provided that, the maximum number
       of ordinary shares of 54 86/31 US   cents each
       in the capital of the Company to be acquired
       is 197.3 million, at  a minimum price which
       may be paid for an ordinary share is 54 86/91
       US cents  and the maximum price which may be
       paid for an ordinary share is an amount
       equal to the higher of 105% of the average
       of the middle market quotation for an ordinary
       share, as derived from the London Stock Exchange
       Daily Official   List, CONTD

-      CONTD for the 5 business days immediately preceding       Non-Voting    No vote
       the day on which such     ordinary share is
       contracted to be purchased and the highest
       current bid as   stipulated by Article 5(1)
       of the Buy-back and stabilization regulations
       2003;  Authority expires at the conclusion
       of the AGM of the Company in 2011   except
       in relation to the purchase of ordinary shares
       the contract for which was concluded before
       the expiry of such authority and which might
       be executed wholly or partly after such expiry
       unless such authority is renewed prior to
       such time

S.14   Amend the Articles of Association of the Company          Mgmt          For                            For
       by deleting all the          provisions of
       the Company's Memorandum of Association by
       virtue of Section 28 of the Companies Act 2006,
       are to be treated as provisions of the Company's
       Articles of Association; and adopt the Articles
       of Association of the Company to the meeting
       and initialed by the Chairman of the meeting
       for the purpose   of identification  the 'New
       Articles'  in substitution for, and to the
       exclusion of the existing Articles of
       Association

S.15   Approve that a general meeting other than the             Mgmt          For                            For
       AGM may be called on not less   than 14 clear
       days' notice




--------------------------------------------------------------------------------------------------------------------------
 ARUZE CORP.                                                                                 Agenda Number:  702121865
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0204H106
    Meeting Type:  EGM
    Meeting Date:  30-Oct-2009
          Ticker:
            ISIN:  JP3126130008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Change Official Company Name           Mgmt          For                            For
       to Universal Entertainment    Corporation




--------------------------------------------------------------------------------------------------------------------------
 BERKSHIRE HATHAWAY INC.                                                                     Agenda Number:  933174699
--------------------------------------------------------------------------------------------------------------------------
        Security:  084670207
    Meeting Type:  Special
    Meeting Date:  20-Jan-2010
          Ticker:  BRKB
            ISIN:  US0846702076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE AN AMENDMENT TO THE CORPORATION'S              Mgmt          For                            For
       EXISTING RESTATED CERTIFICATE OF INCORPORATION,
       AS AMENDED (THE "CURRENT CERTIFICATE"), TO
       EFFECT A 50-FOR-1 STOCK SPLIT OF THE CORPORATION'S
       CLASS B COMMON STOCK, WHILE MAINTAINING CURRENT
       ECONOMIC AND VOTING RELATIONSHIP BETWEEN CORPORATION'S
       CLASS B COMMON STOCK AND THE CORPORATION'S
       CLASS A COMMON STOCK.

02     TO APPROVE AN AMENDMENT TO THE CURRENT CERTIFICATE        Mgmt          For                            For
       TO CLARIFY THAT THE CLASS B COMMON STOCK MAY
       BE SPLIT IN THE PROPOSED 50-FOR-1 SPLIT WITHOUT
       SPLITTING THE CLASS A COMMON STOCK.

03     TO APPROVE AN AMENDMENT TO THE CURRENT CERTIFICATE        Mgmt          For                            For
       TO CHANGE THE PAR VALUE OF EACH SHARE OF CLASS
       B COMMON STOCK IN CONNECTION WITH THE PROPOSED
       50-FOR-1 SPLIT, TO $0.0033 FROM THE CURRENT
       PAR VALUE OF $0.1667 PER SHARE OF CLASS B COMMON
       STOCK.

04     TO APPROVE AN AMENDMENT TO THE CURRENT CERTIFICATE        Mgmt          For                            For
       TO INCREASE THE NUMBER OF SHARES OF CLASS B
       COMMON STOCK AND THE TOTAL NUMBER OF SHARES
       OF ALL CLASSES OF STOCK THAT THE CORPORATION
       IS AUTHORIZED TO ISSUE.

05     TO APPROVE AN AMENDMENT TO THE CURRENT CERTIFICATE        Mgmt          For                            For
       TO REMOVE THE REQUIREMENT TO ISSUE PHYSICAL
       STOCK CERTIFICATES FOR SHARES.




--------------------------------------------------------------------------------------------------------------------------
 BERKSHIRE HATHAWAY INC.                                                                     Agenda Number:  933202412
--------------------------------------------------------------------------------------------------------------------------
        Security:  084670702
    Meeting Type:  Annual
    Meeting Date:  01-May-2010
          Ticker:  BRKB
            ISIN:  US0846707026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WARREN E. BUFFETT                                         Mgmt          For                            For
       CHARLES T. MUNGER                                         Mgmt          For                            For
       HOWARD G. BUFFETT                                         Mgmt          For                            For
       STEPHEN B. BURKE                                          Mgmt          For                            For
       SUSAN L. DECKER                                           Mgmt          For                            For
       WILLIAM H. GATES III                                      Mgmt          For                            For
       DAVID S. GOTTESMAN                                        Mgmt          For                            For
       CHARLOTTE GUYMAN                                          Mgmt          For                            For
       DONALD R. KEOUGH                                          Mgmt          For                            For
       THOMAS S. MURPHY                                          Mgmt          For                            For
       RONALD L. OLSON                                           Mgmt          For                            For
       WALTER SCOTT, JR.                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BIRCHCLIFF ENERGY LTD NEW                                                                   Agenda Number:  702340150
--------------------------------------------------------------------------------------------------------------------------
        Security:  090697103
    Meeting Type:  AGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  CA0906971035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 683857 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR RESOLUTIONS
       "1" AND 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS "2 AND 3". THANK YOU.

       Receive the audited financial statements of               Non-Voting    No vote
       the Corporation for FYE 31 DEC 2009 and the
       report of the Auditors thereon

1      Approve to fix the numbers of Directors to be             Mgmt          For                            For
       elected at the Meeting at 4

2      Election of the Directors of the Corporation              Mgmt          For                            For
       for the ensuing year

3      Appointment of Delloitte & Touche LLP, Chartered          Mgmt          For                            For
       Accountants, as the Auditors

4      Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BRITISH AMERN TOB PLC                                                                       Agenda Number:  702338131
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1510J102
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  GB0002875804
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 647102 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and Auditors for the YE 31 DEC 2009

2.     Approve the remuneration report of the Directors          Mgmt          For                            For
       for the YE 31 DEC 2009

3.     Declare a final dividend of 71.6p per ordinary            Mgmt          For                            For
       share in respect of the YE 31 DEC 2009, payable
       on 06 MAY 2010 to shareholders on the register
       at the close of business on 12 MAR 2010

4.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Company's Auditors

5.     Authorize the Directors to agree on the Auditors'         Mgmt          For                            For
       remuneration

6.a    Re-appoint Dr. Ana Maria Llopis as a Director             Mgmt          For                            For
       who retires by rotation

6.b    Re-appoint Christine Morin-Postel as a Director           Mgmt          For                            For
       who retires by rotation

6.c    Re-appoint Anthony Ruys as a Director who retires         Mgmt          For                            For
       by rotation

7.     Re-appoint Richard Burrows as a Director                  Mgmt          For                            For

8.     Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 551 of the Companies Act 2006, to allot
       shares in the Company and to grant rights to
       subscribe for, or to convert any security into,
       shares in the Company ("Rights"): (a) up to
       an aggregate nominal amount of GBP 166,391,574;
       and (b) up to a further aggregate nominal amount
       of GBP 166,391,574 provided that: (i) they
       are equity securities (within the meaning of
       Section 560(1) of the Companies Act 2006);
       and (ii) they are offered by way of a rights
       issue to holders ("shareholders") of ordinary
       shares of 25p each in the capital of the Company
       ("ordinary shares") on the register of members
       at such record dates as the Directors may determine
       where the equity securities respectively attributable
       to the interests of the shareholders CONTD

-      CONTD are proportionate to the respective numbers         Non-Voting    No vote
       of ordinary shares held or deemed to be held
       by them on any such record dates, subject to
       such exclusions or other arrangements as the
       Directors may deem necessary or expedient to
       deal with treasury shares, fractional entitlements
       or legal or practical problems arising under
       the laws of any overseas territory or the requirements
       of any regulatory body or stock exchange or
       by virtue of shares being represented by depositary
       receipts or any other matter, provided that
       this; Authority shall expire on the date of
       the next AGM of the Company after the passing
       of this Resolution or, if earlier, on 28 JUL
       2011 ; save that the Company shall be entitled
       to make offers or agreements before the expiry
       of such authority which would or might require
       shares to be allotted or Rights to be granted

S.9    Authorize the Directors, pursuant to Sections             Mgmt          For                            For
       570 and 573 of the Companies Act 2006, to allot
       equity securities (within the meaning of Section
       560 of that Act) for cash either pursuant to
       the authority conferred by Resolution 8 above
       or by way of a sale of treasury shares as if
       Section 561(1) of that Act did not apply to
       any such allotment, provided that this power
       shall be limited to: (a) the allotment of equity
       securities in connection with an offer of securities
       (but in the case of the authority granted under
       paragraph (b) of Resolution 8 by way of rights
       issue only) in favor of the holders ("shareholders")
       of ordinary shares of 25p each in the capital
       of the Company ("ordinary shares") on the register
       of members at such record dates as the Directors
       may determine where the equity securities respectively
       attributable to the interests CONTD

-      CONTD of the shareholders are proportionate               Non-Voting    No vote
       (as nearly as may be practicable) to the respective
       numbers of ordinary shares held or deemed to
       be held by them on any such record dates, subject
       to such exclusions or other arrangements as
       the Directors may deem necessary or expedient
       to deal with treasury shares, fractional entitlements
       or legal or practical problems arising under
       the laws of any overseas territory or the requirements
       of any regulatory body or stock exchange or
       by virtue of shares being represented by depositary
       receipts or any other matter; and (b) the allotment
       (otherwise than pursuant to paragraph (a) of
       this Resolution 9) to any person or persons
       of equity securities up to an aggregate nominal
       amount of GBP 24,958,736 and shall expire upon
       the expiry of the general authority conferred
       by CONTD

-      CONTD Resolution 8 above, save that the Company           Non-Voting    No vote
       shall be entitled to make offers or agreements
       before the expiry of such power which would
       or might require equity securities to be allotted
       after such expiry and the Directors shall be
       entitled to allot equity securities pursuant
       to any such offer or agreement as if the power
       conferred hereby had not expired

S.10   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       701 of the Companies Act 2006, to make market
       purchases (within the meaning of Section 693
       (4) of that Act ) of ordinary shares of 25p
       each in the capital of the Company ("ordinary
       shares") provided that: (a) the maximum number
       of ordinary shares that may be purchased is
       199.6 million representing approximately 10%
       of the issued ordinary share capital of the
       Company as at 19 March 2010; (b) the minimum
       price that may be paid for an ordinary share
       is 25p; (c) the maximum price that may be paid
       for an ordinary share is an amount equal to
       105% of the average of the middle-market prices
       shown in the quotation for an ordinary share
       as derived from the London Stock Exchange Daily
       Official List for the five business days immediately
       preceding the day on which the ordinary CONTD

-      CONTD share is contracted to be purchased; Authority      Non-Voting    No vote
       shall expire on the date of the next AGM of
       the Company after the passing of this Resolution
       or, if earlier, on 28 JUL 2011 ; and the Company
       shall be entitled to make offers or agreements
       before the expiry of such authority which would
       or might require shares to be allotted or Rights
       to be granted (e) the Company may enter into
       a contract to purchase its ordinary shares
       under this authority prior to its expiry, which
       contract will or may be executed wholly or
       partly after such expiry, and may purchase
       its ordinary shares in pursuance of any such
       contract

S.11   Approve that a general meeting, other than an             Mgmt          For                            For
       AGM, may be called on not less than 14 clear
       days' notice

S.12   Adopt, with effect from the end of the meeting,           Mgmt          For                            For
       pursuant to Resolution 13 being passed, the
       form of the Articles of Association produced
       to the meeting (the "New Articles") as the
       Articles of Association of the Company in substitution
       for, and to the exclusion of, the existing
       Articles of Association of the Company; and,
       if Resolution 13 has not been passed, adopt
       the New Articles as the Articles of Association
       of the Company in substitution for, and to
       the exclusion of, the existing Articles of
       Association of the Company save that Article
       113 of the existing Articles of Association
       shall be retained as Article 113 in the new
       Articles of Association

S.13   Approve, that with effect from the end of the             Mgmt          For                            For
       meeting: if Resolution 12 has been passed,
       the new Articles of Association of the Company,
       adopted with effect from the end of the meeting,
       shall include the changes to Article 113 as
       set out in the New Articles; and, if Resolution
       12 has not been passed, amend the existing
       Articles of Association of the Company by substituting
       Article 113 as set out in the New Articles
       for, and to the exclusion of, Article 113 of
       the existing Articles of Association of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN NAT RES LTD                                                                        Agenda Number:  702316414
--------------------------------------------------------------------------------------------------------------------------
        Security:  136385101
    Meeting Type:  MIX
    Meeting Date:  06-May-2010
          Ticker:
            ISIN:  CA1363851017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR RESOLUTIONS
       "3 AND 4" AND 'IN FAVOR' OR 'ABSTAIN' ONLY
       FOR           RESOLUTION NUMBERS "1.1 TO 1.11
       AND 2". THANK YOU.

-      To receive the annual report of the Corporation           Non-Voting    No vote
       to the shareholders, the      consolidated
       financial statements, and the report of the
       Auditors, for the    FYE 31 DEC 2009

1.1    Election of Catherine M. Best as a Director               Mgmt          For                            For
       of the Corporation for the

1.2    Election of N. Murray Edwards as a Director               Mgmt          For                            For
       of the Corporation for the

1.3    Election of Honourable Gary A. Filmon as a Director       Mgmt          For                            For
       of the Corporation for

1.4    Election of Ambassador Gordon D. Giffin as a              Mgmt          For                            For
       Director of the Corporation for

1.5    Election of Steve W. Laut as a Director of the            Mgmt          For                            For
       Corporation for the ensuing

1.6    Election of Keith A. J. MacPhail as a Director            Mgmt          For                            For
       of the Corporation for the

1.7    Election of Allan P. Markin as a Director of              Mgmt          For                            For
       the Corporation for the ensuing

1.8    Election of Honourable Frank J. McKenna as a              Mgmt          For                            For
       Director of the Corporation for

1.9    Election of James S. Palmer as a Director of              Mgmt          For                            For
       the Corporation for the ensuing

1.10   Election of Eldon R. Smith as a Director of               Mgmt          For                            For
       the Corporation for the ensuing

1.11   Election of David A. Tuer as a Director of the            Mgmt          For                            For
       Corporation for the ensuing

2      Appointment of PricewaterhouseCoopers LLP, Chartered      Mgmt          For                            For
       Accountants, Calgary,

S.3    Authorize the Corporation to amend its Articles           Mgmt          For                            For
       to subdivide each issued and  outstanding common
       share of the Corporation on a two-for-one basis
       as         specified

4      Amend the Corporation's amended, compiled and             Mgmt          For                            For
       restated employee Stock Option  Plan as specified

5      Transact such other business                              Mgmt          For                            Against




--------------------------------------------------------------------------------------------------------------------------
 CHESAPEAKE ENERGY CORPORATION                                                               Agenda Number:  933277697
--------------------------------------------------------------------------------------------------------------------------
        Security:  165167107
    Meeting Type:  Annual
    Meeting Date:  11-Jun-2010
          Ticker:  CHK
            ISIN:  US1651671075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       FRANK KEATING                                             Mgmt          For                            For
       MERRILL A. MILLER, JR.                                    Mgmt          For                            For
       FREDERICK B. WHITTEMORE                                   Mgmt          For                            For

02     TO APPROVE AN AMENDMENT TO OUR LONG TERM INCENTIVE        Mgmt          Against                        Against
       PLAN.

03     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2010.

04     SHAREHOLDER PROPOSAL RELATING TO ANNUAL CASH              Shr           For                            Against
       BONUSES TO NAMED EXECUTIVE OFFICERS.

05     SHAREHOLDER PROPOSAL REGARDING EXECUTIVE PARTICIPATION    Shr           For                            Against
       IN DERIVATIVE OR SPECULATIVE TRANSACTIONS INVOLVING
       STOCK.

06     SHAREHOLDER PROPOSAL REQUESTING AN ADVISORY               Shr           For                            Against
       SHAREHOLDER VOTE ON EXECUTIVE COMPENSATION.

07     SHAREHOLDER PROPOSAL REQUESTING AN ADVISORY               Shr           For                            Against
       SHAREHOLDER VOTE ON EXECUTIVE AND DIRECTOR
       COMPENSATION.

08     SHAREHOLDER PROPOSAL RELATING TO HYDRAULIC FRACTURING.    Shr           Against                        For

09     SHAREHOLDER PROPOSAL RELATING TO A SUSTAINABILITY         Shr           Against                        For
       REPORT.




--------------------------------------------------------------------------------------------------------------------------
 COCA-COLA FEMSA, S.A.B DE C.V.                                                              Agenda Number:  933217728
--------------------------------------------------------------------------------------------------------------------------
        Security:  191241108
    Meeting Type:  Annual
    Meeting Date:  14-Apr-2010
          Ticker:  KOF
            ISIN:  US1912411089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     REPORT OF THE CHIEF EXECUTIVE OFFICER OF COCA-COLA        Mgmt          For
       FEMSA, S.A.B. DE C.V., OPINION OF THE BOARD
       OF DIRECTORS REGARDING THE CONTENT OF THE REPORT
       OF CHIEF EXECUTIVE OFFICER AND REPORTS OF BOARD.

O2     REPORT WITH RESPECT TO THE COMPLIANCE OF TAX              Mgmt          For
       OBLIGATIONS.

O3     APPLICATION OF THE RESULTS FOR THE 2009 FISCAL            Mgmt          For
       YEAR, INCLUDING THE PAYMENT OF A CASH DIVIDEND.

O4     PROPOSAL TO DETERMINE AS THE MAXIMUM AMOUNT               Mgmt          For
       OF RESOURCES TO BE USED FOR THE SHARE REPURCHASE
       PROGRAM.

O5     ELECTION OF MEMBERS AND SECRETARIES OF THE BOARD          Mgmt          For
       QUALIFICATION OF THEIR INDEPENDENCE, IN ACCORDANCE
       WITH SECURITIES MARKET LAW.

O6     ELECTION OF MEMBERS OF THE FOLLOWING COMMITTEES:          Mgmt          For
       (I) FINANCE AND PLANNING, (II) AUDIT, AND (III)
       CORPORATE PRACTICES.

O7     APPOINTMENT OF DELEGATES FOR THE FORMALIZATION            Mgmt          For
       OF THE MEETING'S RESOLUTION.

O8     READING AND, IF APPLICABLE, APPROVAL OF THE               Mgmt          For
       MINUTE.

E1     PROPOSAL TO AMEND ARTICLES 23 AND 29 OF THE               Mgmt          For
       BYLAWS OF THE COMPANY.

E2     APPOINTMENT OF DELEGATES FOR THE FORMALIZATION            Mgmt          For
       OF THE MEETING'S RESOLUTION.

E3     READING AND, IF APPLICABLE, APPROVAL OF THE               Mgmt          For
       MINUTE.




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE FINANCIERE RICHEMONT AG SWITZ                                                     Agenda Number:  702053492
--------------------------------------------------------------------------------------------------------------------------
        Security:  H25662158
    Meeting Type:  AGM
    Meeting Date:  09-Sep-2009
          Ticker:
            ISIN:  CH0045039655
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    No vote
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Approve the financial statements and statutory            Mgmt          For                            For
       reports

2.     Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 0.30 per A Bearer Share and EUR 0.03
       per B Registered Share

3.     Grant discharge to the Board and the Senior               Mgmt          For                            For
       Management

4.1    Re-elect Johann Rupert as a Director                      Mgmt          For                            For

4.2    Re-elect Jean-Paul Aeschimann as a Director               Mgmt          For                            For

4.3    Re-elect Franco Cologni as a Director                     Mgmt          For                            For

4.4    Re-elect Lord Douro as a Director                         Mgmt          For                            For

4.5    Re-elect  Yves-Andre Istel as a Director                  Mgmt          For                            For

4.6    Re-elect Richard Lepeu as a Director                      Mgmt          For                            For

4.7    Re-elect Ruggero Magnoni as a Director                    Mgmt          For                            For

4.8    Re-elect Simon Murray as a Director                       Mgmt          For                            For

4.9    Re-elect Alain Perrin as a Director                       Mgmt          For                            For

4.10   Re-elect Norbert Platt as a Director                      Mgmt          For                            For

4.11   Re-elect Alan Quasha as a Director                        Mgmt          For                            For

4.12   Re-elect Lord Renwick of Clifton as a Director            Mgmt          For                            For

4.13   Re-elect Jan Rupert as a Director                         Mgmt          For                            For

4.14   Re-elect Juergen Schrempp as a Director                   Mgmt          For                            For

4.15   Re-elect Martha Wikstrom as a Director                    Mgmt          For                            For

5.     Ratify PricewaterhouseCoopers as the Auditors             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CONSOLIDATED-TOMOKA LAND CO.                                                                Agenda Number:  933222957
--------------------------------------------------------------------------------------------------------------------------
        Security:  210226106
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2010
          Ticker:  CTO
            ISIN:  US2102261060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LINDA LOOMIS SHELLEY                                      Mgmt          For                            For
       A. CHESTER SKINNER, III                                   Mgmt          For                            For
       THOMAS P. WARLOW, III                                     Mgmt          For                            For

02     COMPANY PROPOSAL TO RATIFY THE APPOINTMENT BY             Mgmt          For                            For
       OUR AUDIT COMMITTEE OF KPMG LLP AS OUR INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL
       YEAR 2010.

03     COMPANY PROPOSAL TO APPROVE AN AMENDMENT TO               Mgmt          For                            For
       OUR AMENDED AND RESTATED ARTICLES OF INCORPORATION
       TO PROVIDE FOR THE ANNUAL ELECTION OF DIRECTORS.

04     COMPANY PROPOSAL TO APPROVE AN AMENDMENT TO               Mgmt          For                            For
       OUR AMENDED AND RESTATED ARTICLES OF INCORPORATION
       TO LIMIT THE NUMBER OF DIRECTORS ON OUR BOARD.

05     COMPANY PROPOSAL TO APPROVE THE CONSOLIDATED-TOMOKA       Mgmt          Against                        Against
       LAND CO. 2010 EQUITY INCENTIVE PLAN.

06     COMPANY PROPOSAL TO CONDUCT AN ANNUAL ADVISORY            Mgmt          For                            For
       VOTE ON EXECUTIVE COMPENSATION.

07     COMPANY PROPOSAL RELATING TO MAJORITY VOTING              Mgmt          For                            For
       IN DIRECTOR ELECTIONS.




--------------------------------------------------------------------------------------------------------------------------
 FAIRFAX FINL HLDGS LTD                                                                      Agenda Number:  702294202
--------------------------------------------------------------------------------------------------------------------------
        Security:  303901102
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  CA3039011026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR RESOLUTION
       "3" AND 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS "1.1 TO 1.7 AND 2". THANK YOU.

1.1    Election of Anthony F. Griffiths as a Director            Mgmt          For                            For

1.2    Election of Robert J. Gunn as a Director                  Mgmt          For                            For

1.3    Election of Alan D. Horn as a Director                    Mgmt          For                            For

1.4    Election of David L. Johnston as a Director               Mgmt          For                            For

1.5    Election of Timothy R. Price as a Director                Mgmt          For                            For

1.6    Election of Brandon W. Sweitzer as a Director             Mgmt          For                            For

1.7    Election of V. Prem Watsa as a Director                   Mgmt          For                            For

2      Appointment of PricewaterhouseCoopers LLP as              Mgmt          For                            For
       the Auditors

3      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the       shareholders request
       that Fairfax Financial Holdings answer the
       next CDP      questionnaire, which will be
       distributed to Companies in FEB 2010, in
       accordance with the applicable CDP Guidance

-      Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FRANKLIN RESOURCES, INC.                                                                    Agenda Number:  933184931
--------------------------------------------------------------------------------------------------------------------------
        Security:  354613101
    Meeting Type:  Annual
    Meeting Date:  16-Mar-2010
          Ticker:  BEN
            ISIN:  US3546131018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: SAMUEL H. ARMACOST                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: CHARLES CROCKER                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JOSEPH R. HARDIMAN                  Mgmt          For                            For

1D     ELECTION OF DIRECTOR: ROBERT D. JOFFE                     Mgmt          For                            For

1E     ELECTION OF DIRECTOR: CHARLES B. JOHNSON                  Mgmt          For                            For

1F     ELECTION OF DIRECTOR: GREGORY E. JOHNSON                  Mgmt          For                            For

1G     ELECTION OF DIRECTOR: RUPERT H. JOHNSON, JR.              Mgmt          For                            For

1H     ELECTION OF DIRECTOR: THOMAS H. KEAN                      Mgmt          For                            For

1I     ELECTION OF DIRECTOR: CHUTTA RATNATHICAM                  Mgmt          For                            For

1J     ELECTION OF DIRECTOR: PETER M. SACERDOTE                  Mgmt          For                            For

1K     ELECTION OF DIRECTOR: LAURA STEIN                         Mgmt          For                            For

1L     ELECTION OF DIRECTOR: ANNE M. TATLOCK                     Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM.

03     TO SUBMIT FOR STOCKHOLDER APPROVAL FOR PURPOSES           Mgmt          Against                        Against
       OF COMPLYING WITH REQUIREMENTS OF SECTION 162(M)
       OF INTERNAL REVENUE CODE.




--------------------------------------------------------------------------------------------------------------------------
 GENERAL DYNAMICS CORPORATION                                                                Agenda Number:  933209290
--------------------------------------------------------------------------------------------------------------------------
        Security:  369550108
    Meeting Type:  Annual
    Meeting Date:  05-May-2010
          Ticker:  GD
            ISIN:  US3695501086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: NICHOLAS D. CHABRAJA                Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JAMES S. CROWN                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: WILLIAM P. FRICKS                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: JAY L. JOHNSON                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: GEORGE A. JOULWAN                   Mgmt          For                            For

1F     ELECTION OF DIRECTOR: PAUL G. KAMINSKI                    Mgmt          For                            For

1G     ELECTION OF DIRECTOR: JOHN M. KEANE                       Mgmt          For                            For

1H     ELECTION OF DIRECTOR: LESTER L. LYLES                     Mgmt          For                            For

1J     ELECTION OF DIRECTOR: WILLIAM A. OSBORN                   Mgmt          For                            For

1K     ELECTION OF DIRECTOR: ROBERT WALMSLEY                     Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS.      Mgmt          For                            For

03     SHAREHOLDER PROPOSAL WITH REGARD TO WEAPONS               Shr           Against                        For
       IN SPACE.




--------------------------------------------------------------------------------------------------------------------------
 GENTING BHD                                                                                 Agenda Number:  702449693
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y26926116
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2010
          Ticker:
            ISIN:  MYL3182OO002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements for              Mgmt          For                            For
       the FYE 31 DEC 2009 and the      Directors'
       and Auditors' reports thereon

2      Approve the declaration of a final dividend               Mgmt          For                            For
       of 4.2 sen less 25% tax per       ordinary
       share of 10 sen each for the FYE 31 DEC 2009
       to be paid on 27 JUL    2010 to Members registered
       in the record of depositors on 30 JUN 2010

3      Approve the payment of Directors' fees of MYE             Mgmt          For                            For
       877,800 for the FYE 31 DEC 2009  2008: MYR
       826,900

4      Re-elect Dato' Dr. R.Thillainathan as a Director          Mgmt          For                            For
       of the Company pursuant to   Article 99 of
       the Articles of Association of the Company

5      Re-appoint Tan Sri Mohd Amin bin Osman as a               Mgmt          For                            For
       Director of the Company, who      retires,
       in accordance with Section 129 of the Companies
       Act, 1965, to hold   office until the conclusion
       of the next AGM

6      Re-appoint Dato' Paduka Nik Hashim bin Nik Yusoff         Mgmt          For                            For
       as a Director of the        Company, who retires
       in accordance with Section 129 of the Companies
       Act,     1965, to hold office until the conclusion
       of the next AGM

7      Re-appoint Tun Mohammed Hanif bin Omar as a               Mgmt          For                            For
       Director of the Company, who      retires in
       accordance with Section 129 of the Companies
       Act, 1965, to hold    office until the conclusion
       of the next AGM

8      Re-appoint Tan Sri Dr. Lin See Yan as a Director          Mgmt          For                            For
       of the Company, who retires  in accordance
       with Section 129 of the Companies Act, 1965,
       to hold office     until the conclusion of
       the next AGM

9      Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and          authorize the Directors
       to fix their remuneration

10     Authorize the Company, subject to the passing             Mgmt          For                            For
       of Resolution 11, and subject   to compliance
       with all applicable laws, the Company's Articles
       of             Association, and the regulations
       and guidelines applied from time to time by
       Bursa Malaysia Securities Berhad ("Bursa Securities")
       and/or any other        relevant regulatory
       authorities: to utilize up to the aggregate
       of the total  retained earnings and share premium
       accounts of the Company based on its      latest
       audited financial statements available up to
       the date of the           transaction, to purchase,
       from time to time during the validity of the
       approval and authority under this resolution,
       such number of ordinary shares  of 10 sen each
       in the Company (as may be determined by the
       Directors of the   Company) on Bursa Securities
       upon such terms and conditions as the Directors
       may deem fit and expedient in the interests
       of the Company, provided that     CONTD

CONT   CONTD the aggregate number of shares to be purchased      Non-Voting    No vote
       and/or held by the       Company pursuant to
       this resolution does not exceed 10% of the
       total issued   and paid-up ordinary share capital
       of the Company at the time of purchase and
       that, in the event that the Company ceases
       to hold all or any part of such    shares as
       a result of (among others) cancellations, re-sales
       and/or           distributions of any of these
       shares so purchased, the Company shall be
       entitled to further purchase and/or hold
       such additional number of shares as  shall
       (in aggregate with the shares then still held
       by the Company) not       exceed 10% of the
       total issued and paid-up ordinary share capital
       of the      Company at the time of purchase;
       Authority shall remain valid and in full
       force and effect until the conclusion of
       the next AGM of the Company; or (ii) the expiry
       of the period within which the next AGM is
       required by law to be   held, CONTD

CONT   CONTD unless earlier revoked or varied by ordinary        Non-Voting    No vote
       resolution of the members  of the Company in
       general meeting, whichever occurs first ; authorize
       the     Directors of the Company in their absolute
       discretion, to deal with any       shares purchased
       and any existing treasury shares ("the said
       Shares") in the  following manner: (i) cancel
       the said Shares; and/or (ii) retain the said
       Shares as treasury shares; and/or (iii)
       distribute all or part of the said    Shares
       as dividends to shareholders, and/or resell
       all or part of the said    Shares on Bursa
       Securities in accordance with the relevant
       rules of Bursa     Securities and/or cancel
       all or part of the said Shares, or in any other
       manner as may be prescribed by all applicable
       laws and/or regulations and     guidelines
       applied from CONTD

CONT   CONTD time to time by Bursa Securities and/or             Non-Voting    No vote
       any other relevant authority    for the time
       being in force; and that the authority to deal
       with the said     Shares shall continue to
       be valid until all the said Shares have been
       dealt   with by the Directors of the Company;
       and to take all such actions that may   be
       necessary and/or desirable to give effect to
       this resolution and in        connection therewith
       to enter into and execute on behalf of the
       Company any   instrument, agreement and/or
       arrangement with any person, and in all cases
       with full power to assent to any condition,
       modification, variation and/or    amendment
       (if any) as may be imposed by any relevant
       regulatory authority or  Bursa Securities and/or
       to do all such acts and things as the Directors
       may   deem fit and expedient in the best interest
       of the Company

11     Authorize Kien Huat Realty Sdn Berhad ( KHR               Mgmt          For                            For
       ) and the persons acting in       concert with
       KHR ("PAC"), subject to the passing of Resolution
       10 and the     approval of the Securities Commission
       ("SC"), to be exempted from the         obligation
       to undertake a mandatory take-over offer on
       the remaining voting   shares in the Company
       not already owned by them under Part II of
       the          Malaysian Code on Take-overs and
       Mergers 1998 ("Code"), which may arise upon
       the future purchase by the Company of its
       own shares pursuant to Resolution   10, in
       conjunction with the application submitted
       by KHR and the PAC to the   SC under Practice
       Note 2.9.10 of the Code, CONTD

CONT   CONTD and authorize the Directors of the Company          Non-Voting    No vote
       to take all such actions     that may be necessary
       and/or desirable to give effect to this resolution
       and  in connection therewith to enter into
       and execute on behalf of the Company    any
       instrument, agreement and/or arrangement with
       any person, and in all      cases with full
       power to assent to any condition, modification,
       variation     and/or amendment (if any) as
       may be imposed by any relevant regulatory
       authority and/or to do all such acts
       and things as the Directors may deem fit and
       expedient in the best interest of the Company

12     Authorize the Directors, subject always to the            Mgmt          For                            For
       Companies Act, 1965, the       Articles of
       Association of the Company, the Main Market
       Listing Requirements  of Bursa Malaysia Securities
       Berhad ("MMLR") and the approval of any relevant
       governmental and/or regulatory authorities,
       where such approval is required,  and pursuant
       to Section 132D of the Companies Act, 1965,
       to issue and allot   shares in the Company;
       and/or issue, make or grant offers, agreements,
       options or other instruments that might
       or would require shares to be issued  (collectively
       "Instruments") during and/or after the period
       the approval      granted by this resolution
       is in force, at any time and from time to time
       and upon such terms and conditions and for
       such purposes as the Directors may, in their
       absolute discretion deem fit, provided that:
       CONTD

CONT   CONTD (i) the number of shares to be issued               Non-Voting    No vote
       pursuant to the authority granted under this
       resolution, when aggregated with all shares
       issued and/or shares   that are capable of
       being issued from the Instruments issued pursuant
       to      Section 132D of the Companies Act,
       1965 in the preceding 12 months
       (calculated in accordance with the MMLR), does
       not exceed 10% of the issued   and paid-up
       share capital of the Company at the time of
       issuance of shares or issuance, making or granting
       the Instruments, and (ii) for the purpose of
       determining the number of shares which
       are capable of being issued from the   Instruments,
       each Instrument is treated as giving rise to
       the maximum number  of shares into which it
       can be converted or exercised; CONTD

CONT   CONTD  Authority under this resolution shall              Non-Voting    No vote
       continue in force until the      conclusion
       of the next AGM of the Company or when it is
       required by the law   to be held, whichever
       is earlier ; to take all such actions that
       may be       necessary and/or desirable to
       give effect to this resolution and in
       connection therewith to enter into and
       execute on behalf of the Company any   instrument,
       agreement and/or arrangement with any person,
       and in all cases    with full power to assent
       to any condition, modification, variation and/or
       amendment (if any) in connection therewith;
       and to obtain the approval for    the listing
       of and quotation for the additional shares
       so issued on Bursa     Malaysia Securities
       Berhad

13     Authorize the Company and/or its unlisted subsidiary      Mgmt          For                            For
       to enter into the        transaction falling
       within the type of recurrent related party
       transaction of a revenue or trading nature
       with the related party as set out in Section
       2.3  under Part C of the Document to Shareholders
       dated 19 MAY 2010, provided that such transaction
       is undertaken in the ordinary course of business,
       at arm s   length and based on commercial terms
       and on terms not more favorable to the   related
       party than those generally available to/from
       the public and are not,  in the Company's opinion,
       detrimental to the minority shareholders and
       that   the breakdown of the aggregate value
       of the recurrent related party           transaction
       conducted/to be conducted during the FY, including
       the type of    recurrent related party transaction
       made and the names of the related         parties,
       CONTD

CONT   CONTD will be disclosed in the annual report              Non-Voting    No vote
       of the Company pursuant to the   requirements
       of the Main Market Listing Requirements of
       Bursa Malaysia        Securities Berhad;  Authority
       shall continue to be in force until: (i) the
       conclusion of the next AGM of the Company
       following this AGM at which such    Proposed
       Shareholders' Mandate is passed, at which time
       it will lapse, unless by a resolution passed
       at the meeting, the authority is renewed; (ii)
       the     expiration of the period within which
       the next AGM of the Company after that  date
       is required to be held pursuant to Section
       143(1) of the Companies Act,  1965 (but shall
       not extend to such extension as may be allowed
       pursuant to    Section 143(2) of the Companies
       Act, 1965); or (iii) revoked or varied by
       resolution passed by the shareholders in
       general meeting whichever is the     earlier

S.1    Approve and adopt the amendments to the existing          Mgmt          For                            For
       Articles of Association of   the Company as
       proposed and set forth under Part D of the
       Document to         Shareholders dated 19 MAY
       2010, and authorize the Directors of the Company
       to do all acts and things and take all such
       steps as they may consider necessary and/or
       desirable to give full effect to these amendments
       to the Articles of   Association of the Company

0      Transact any other business of which due notice           Non-Voting    No vote
       shall have been given




--------------------------------------------------------------------------------------------------------------------------
 GENTING MALAYSIA BERHAD                                                                     Agenda Number:  702439084
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7368M113
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  MYL4715OO008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited financial statements        Mgmt          For                            For
       for the FYE 31 DEC, 2009   and the Directors'
       and Auditors reports thereon

2      Approve the declaration of a final dividend               Mgmt          For                            For
       of 4.3 sen less 25% tax per       ordinary
       share of 10 sen each for the FYE 31 DEC, 2009
       to be paid on 21 JUL   2010 to members registered
       in the record of depository on 30 JUN 2010

3      Approve the payment of Directors' fees of MYR             Mgmt          For                            For
       778,405 for the FYE 31 DEC,     2009

4      Re-elect Tan Sri Lim Kok Thay as a Director               Mgmt          For                            For
       of the Company pursuant to        Article 99
       of the Articles of Association of the Company

5      Re-elect Mr. Teo Eng Siong as a Director of               Mgmt          For                            For
       the Company, pursuant to Article  104 of the
       Articles of Association of the Company

6      Re-appoint Tun Mohammed Hanif Bin Omer, as a              Mgmt          For                            For
       Director of the Company to hold  office until
       the conclusion of the next AGM, retiring in
       accordance with      Section 129 of the Companies
       Act, 1965

7      Re-appoint Tan Sri Alwi Jantan, as a Director             Mgmt          For                            For
       of the Company to hold office   until the conclusion
       of the next AGM, retiring in accordance with
       Section 129 of the Companies Act, 1965

8      Re-appoint Tan Sri Dr. Lin See Yan, as a Director         Mgmt          For                            For
       of the Company to hold      office until the
       conclusion of the next AGM, retiring in accordance
       with      Section 129 of the Companies Act,
       1965

9      Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and          authorize the Directors
       to fix their remuneration

10     Authorize the Company, subject to the passing             Mgmt          For                            For
       of ordinary Resolution 11, and  subject to
       compliance with all applicable laws, the Company's
       Articles of     Association, and the regulations
       and guidelines applied from time to time by
       Bursa Malaysia Securities Berhad and/or any
       other relevant regulatory         authorities:
       a  to utilize up to the aggregate of the total
       retained earnings and share premium accounts
       of the Company based on its latest Audited
       financial statements available up 10
       the date of the transaction, to          purchase,
       from time to time during the validity of the
       approval and authority under this resolution,
       such number of ordinary shares of 10 sen each
       in the   Company  as may be determined by the
       Directors of1he Company  on Bursa        Securities
       upon such terms and conditions as the Directors
       may deem fit and   expedient CONTD

CONT   CONTD in the interests of the Company, provided           Non-Voting    No vote
       that the aggregate number of  shares to be
       purchased and/or held by the Company pursuant
       to this resolution does not exceed 10% of the
       total issued and paid-up ordinary share capital
       of the Company at the lime of purchase and
       provided further that in the event    that
       the Company ceases to hold all or any part
       of such shares as a result of  among others
       cancellations, resales and/or distributions
       of any of these    shares so purchased, the
       Company shall be entitled to further purchase
       and/or hold such additional number of shares
       as shall  in aggregate with the shares  then
       still held by the Company  not exceed 10% of
       the total issued and        paid-up ordinary
       share capital of the Company at the time of
       purchase, based  on the audited financial statements
       of the Company for the FYE 31 CONTD

CONT   CONTD DEC 2009, the Company's retained earnings           Non-Voting    No vote
       and share premium accounts    were approximately
       MYR 8,088.2 million and MYR 1,106.0 million
       respectively;  Authority expires the earlier
       of the conclusion of the next AGM of the
       Company or the expiration of the period
       within which the next AGM is required by law
       to be held ; authorize the Directors of the
       Company in their absolute  discretion, to deal
       with any shares purchased and any existing
       treasury       shares  the said shares  in
       the following manner: i  cancel the said shares;
       and/ or ii  retain the said shares as treasury
       shares; and/or iii  distribute all or part
       of the said shares as dividends to shareholders,
       and/or resell    all or part of the said shares
       on Bursa securities in accordance with the
       relevant rules of Bursa securities and/or
       cancel all or part of the said      shares,
       CONTD

CONT   CONTD or in any other manner as may be prescribed         Non-Voting    No vote
       by all applicable laws      and/or regulations
       and guidelines applied from time to time by
       Bursa          Securities and/or any other
       relevant authority for the time being in force
       and that the authority to deal with the
       said Shares shall continue to be      valid
       until all the said Shares have been dealt with
       by the Directors of the  Company; and authorize
       the Directors of the Company to take all such
       actions  that may be necessary and/or desirable
       to give effect to this resolution and  in connection
       therewith to enter into and execute on behalf
       of the Company    any instrument, agreement
       and/or arrangement with any person, and in
       all      cases with full power to assent to
       any condition, modification, variation
       and/or amendment  if any  as may be imposed
       by any relevant regulatory        authority
       or Bursa Securities CONTD

CONT   CONTD and/or to do all such acts and things               Non-Voting    No vote
       as the Directors may deem fit and expedient
       in the best interest of the Company

11     Authorize Genting Berhad and the persons acting           Mgmt          For                            For
       in concert with GENT  "PAC" , subject to the
       passing of Ordinary Resolution 10 and the approval
       of the      Securities Commission, to be exempted
       from the obligation to undertake a      mandatory
       take-over offer on the remaining voting shares
       in the Company not   already owned by them
       under Part II of the Malaysian Code on Take-Overs
       and   Mergers, 1998  "Code" , which may arise
       upon the future purchase by the       Company
       of its own shares pursuant to Ordinary Resolution
       10, in conjunction  with the application submitted
       by GENT and the PACs to the SC under Practice
       Note 2.9.10 of the Code, and authorize the
       Directors of the Company to take   all such
       actions that may be necessary and/or desirable
       to give effect to     this resolution and in
       connection therewith to enter into and execute
       on      behalf of the Company any instrument,CONTD

CONT   CONTD agreement and/or arrangement with any               Non-Voting    No vote
       person, and in all cases with     full power
       to assent to any condition, modification, variation
       and/or         amendment  if any  as may be
       imposed by any relevant regulatory authority
       and/or to do all such acts and things as
       the Directors may deem fit and       expedient
       in the best interest of the Company

12     Authorize the Directors, subject always to the            Mgmt          For                            For
       Companies Act, 1965, the       Articles of
       Association of the Company, the Main Market
       Listing Requirements  of Bursa Malaysia Securities
       Berhad  "MMLR"  and the approval of any relevant
       governmental and/or regulatory authorities,
       where such approval is required,  pursuant
       to Section 132D the Companies Act, 1965 to:
       1  issue and allot       shares in the Company:
       and/or 2  issue, make or grant offers, agreements,
       options or other instruments that might
       or would require shares to be issued  collectively
       "Instruments"  during and/or after the period
       the approval       granted by this resolution
       is in force, at any time and from time to time
       and upon such terms and conditions and for
       such purposes as the Directors may, in their
       absolute discretion deem fit, provided that:
       1  the number of shares    CONTD

CONT   CONTD to be issued pursuant to the authority              Non-Voting    No vote
       granted under this resolution,   when aggregated
       with all shares issued and/or shares that are
       capable of      being issued from the Instruments
       issued pursuant to Section 132D of the
       Companies Act, 1965 in the preceding 12 months
       calculated in accordance with the MMLR , does
       not exceed 10% of the issued and paid-up share
       capital of the Company at the time of issuance
       of shares or issuance, making or granting the
       Instruments, and ii  for the purpose of determining
       the number of shares      which are capable
       of being issued from the Instruments, each
       Instrument is    treated as giving rise to
       the maximum number of shares into which it
       can be   converted or exercised,  Authority
       expires the earlier of the conclusion of
       the next AGM of the Company or when it is required
       by the law to be held      CONTD

CONT   CONTD and a  authorize the Directors of the               Non-Voting    No vote
       Company to take all such actions  that may
       be necessary and/or desirable to give effect
       to this resolution and  in connection therewith
       to enter into and execute on behalf of the
       Company    any instrument, agreement and/or
       arrangement with any person, and in all
       cases with full power to assent to any condition,
       modification, variation     and/or amendment
       if any  in connection therewith; and b  to
       obtain the       approval for the listing of
       and quotation for the additional shares so
       issued on Bursa Malaysia Securities Berhad

13     Authorize the Company and/or its subsidiaries             Mgmt          For                            For
       to enter into any of the        transactions
       falling within the types of recurrent related
       party transactions of a revenue or trading
       nature with the related parties as set out
       in Section 2.3 under Part C of the Document
       to Shareholders dated 18 MAY 2010, provided
       that such transactions are undertaken in the
       ordinary course of business, at  arm's length
       and based on commercial terms and on terms
       not more favourable   to the related party
       than those generally available to/from the
       public and    are not, in the Company's opinion,
       detrimental to the minority shareholders
       and that the breakdown of the aggregate value
       of the recurrent related party  transactions
       conducted/to be conducted during the financial
       year, including   the types of recurrent related
       party transactions made and the names CONTD

CONT   CONTD of the related parties, will be disclosed           Non-Voting    No vote
       in the annual report of the   Company pursuant
       to the requirements of the Main Market Listing
       Requirements  of Bursa Malaysia Securities
       Berhad;  Authority expires the earlier of the
       conclusion of the next AGM of the Company
       following this AGM at which such    proposed
       shareholders' mandate is passed, at which it
       will lapse, unless by a resolution passed at
       the meeting, the authority is renewed; or the
       expiration of the period within which the next
       AGM of the Company after that date is     required
       to be held pursuant to Section 143(1) of the
       Companies Act, 1965     but shall not extend
       to such extension as may be allowed pursuant
       to Section  143(2) of the Companies Act, 1965

14     Authorize the Company to make a retirement gratuity       Mgmt          For                            For
       payment of MYR 457,475 to Tan Sri Wan Sidek
       bin Hj Wan Abdul Rahman, the former Independent
       Non-executive Director of the Company
       in recognition and appreciation of his  long
       service and contribution to the Company and
       authorize the Directors of   the Company to
       take all such actions as they may consider
       necessary and/or    desirable to give full
       effect to this resolution

S.1    Approve and adopt the amendments to the existing          Mgmt          For                            For
       Articles of Association of   the Company as
       proposed and set forth under Part D of the
       Document to         Shareholders dated 18 MAY
       2010, and authorize the Directors of the Company
       to do all acts and things and take all such
       steps as they may consider necessary and/or
       desirable to give full effect to these amendments
       to the Articles of   Association of the Company

0      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 IMPERIAL TOB GROUP PLC                                                                      Agenda Number:  702180819
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4721W102
    Meeting Type:  AGM
    Meeting Date:  02-Feb-2010
          Ticker:
            ISIN:  GB0004544929
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report and accounts                           Mgmt          For                            For

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Dr. K M Burnett                                  Mgmt          For                            For

5.     Re-elect Mr. J D Comolli                                  Mgmt          For                            For

6.     Re-elect Mr. R Dyrbus                                     Mgmt          For                            For

7.     Re-elect Mr. C F Knott                                    Mgmt          For                            For

8.     Re-elect Mr. I J G Napier                                 Mgmt          For                            For

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors to hold office until the conclusion
       of the next general meeting at which accounts
       are laid before the Company

10.    Approve the remuneration of the Auditors                  Mgmt          For                            For

11.    Approve the donations to political organizations          Mgmt          For                            For

12.    Grant authority to allot securities                       Mgmt          For                            For

S.13   Approve to disapply preemption rights                     Mgmt          For                            For

S.14   Approve the purchase of own shares                        Mgmt          For                            For

S.15   Approve the notice period for general meetings            Mgmt          For                            For

S.16   Approve the Memorandum and Articles of Association        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JAPAN PETROLEUM EXPLORATION CO.,LTD.                                                        Agenda Number:  702471032
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2740Q103
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  JP3421100003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 JAPAN TOBACCO INC.                                                                          Agenda Number:  702463174
--------------------------------------------------------------------------------------------------------------------------
        Security:  J27869106
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  JP3726800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JARDINE MATHESON HLDGS LTD                                                                  Agenda Number:  702325932
--------------------------------------------------------------------------------------------------------------------------
        Security:  G50736100
    Meeting Type:  AGM
    Meeting Date:  06-May-2010
          Ticker:
            ISIN:  BMG507361001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the financial statements and the Independent      Mgmt          For                            For
       Auditors report for the  YE 31 DEC 2009, and
       to declare a final dividend

2      Re-election of Adam Keswick as a Director                 Mgmt          For                            For

3      Re-election of Ben Keswick as a Director                  Mgmt          For                            For

4      Re-election of Lord Leach of Fairford as a Director       Mgmt          For                            For

5      Re-election of Giles White as a Director                  Mgmt          For                            For

6      Re-appointment of Auditors; authorize the Directors       Mgmt          For                            For
       to fix their remuneration

7      Authorize the Directors of the Company to exercise        Mgmt          For                            For
       during the relevant period of all powers of
       the Company to allot or issue shares and to
       make and grant   offers, agreements and options
       which would or might require shares to be
       allotted, issued or disposed of during
       or after the end of the relevant       period
       up to an aggregate nominal amount of USD 53.2
       million, be and is       hereby generally and
       unconditionally approved, and; the aggregate
       nominal     amount of share capital allotted
       or agreed conditionally or unconditionally
       to be allotted wholly for cash by the Directors
       pursuant to the approval in   paragraph  a
       otherwise than pursuant to a rights issue,
       or the issue of      shares pursuant to the
       Company's employee share purchase trust, shall
       not     exceed USD 7.9 million, and the said
       approval shall be limited accordingly

8      Authorize the Directors of the Company to exercise        Mgmt          For                            For
       all powers of the Company  to purchase its
       own shares, subject to and in accordance with
       all applicable  laws and regulations, during
       the relevant period be and is hereby generally
       and unconditionally approved; the aggregate
       nominal amount of shares of the   Company which
       the Company may purchase pursuant to the approval
       in paragraph  a  of this resolution shall be
       less than 15 percent of the aggregate nominal
       amount of the existing issued share capital
       of the Company at t he date of    this meeting,
       and such approval shall be limited accordingly;
       the approval in paragraph  a  of this resolution
       shall, where permitted by applicable laws
       and regulations and subject to the limitation
       in paragraph  b  of this        resolution,
       extend to permit the purchase of shares of
       the... CONTD

-      ... CONTD company i) by subsidiaries of the               Non-Voting    No vote
       company and ii) pursuant to the   terms of
       put warrants or financial instruments having
       similar effect whereby  the Company can be
       required to purchase its own shares, provided
       that where   put warrants are issued or offered
       pursuant to a rights issue the price which
       the company may pay for shares purchased on
       exercise of put warrants shall    not exceed
       15 percent more than the average of the market
       quotations for the  shares for a period of
       not more than 30 nor less than the five dealing
       days   falling one day prior to the date of
       any public announcement by the Company   of
       the proposed issue of put warrants

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LEUCADIA NATIONAL CORPORATION                                                               Agenda Number:  933239091
--------------------------------------------------------------------------------------------------------------------------
        Security:  527288104
    Meeting Type:  Annual
    Meeting Date:  10-May-2010
          Ticker:  LUK
            ISIN:  US5272881047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       IAN M. CUMMING                                            Mgmt          For                            For
       PAUL M. DOUGAN                                            Mgmt          For                            For
       ALAN J. HIRSCHFIELD                                       Mgmt          For                            For
       JAMES E. JORDAN                                           Mgmt          For                            For
       JEFFREY C. KEIL                                           Mgmt          For                            For
       J. CLYDE NICHOLS III                                      Mgmt          For                            For
       MICHAEL SORKIN                                            Mgmt          For                            For
       JOSEPH S. STEINBERG                                       Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS   Mgmt          For                            For
       LLP AS INDEPENDENT ACCOUNTANTS OF THE COMPANY
       FOR 2010.




--------------------------------------------------------------------------------------------------------------------------
 MCDONALD'S CORPORATION                                                                      Agenda Number:  933232491
--------------------------------------------------------------------------------------------------------------------------
        Security:  580135101
    Meeting Type:  Annual
    Meeting Date:  20-May-2010
          Ticker:  MCD
            ISIN:  US5801351017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: WALTER E. MASSEY                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JOHN W. ROGERS, JR.                 Mgmt          For                            For

1C     ELECTION OF DIRECTOR: ROGER W. STONE                      Mgmt          For                            For

1D     ELECTION OF DIRECTOR: MILES D. WHITE                      Mgmt          For                            For

02     APPROVAL OF THE APPOINTMENT OF AN INDEPENDENT             Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM TO SERVE
       AS INDEPENDENT AUDITORS FOR 2010.

03     SHAREHOLDER PROPOSAL RELATING TO SHAREHOLDER              Shr           For                            Against
       VOTE ON EXECUTIVE COMPENSATION.

04     SHAREHOLDER PROPOSAL RELATING TO SIMPLE MAJORITY          Shr           For                            Against
       VOTE.

05     SHAREHOLDER PROPOSAL RELATING TO THE USE OF               Shr           For                            Against
       CONTROLLED ATMOSPHERE STUNNING.

06     SHAREHOLDER PROPOSAL RELATING TO THE USE OF               Shr           Against                        For
       CAGE-FREE EGGS.




--------------------------------------------------------------------------------------------------------------------------
 MEAD JOHNSON NUTRITION COMPANY                                                              Agenda Number:  933237338
--------------------------------------------------------------------------------------------------------------------------
        Security:  582839106
    Meeting Type:  Annual
    Meeting Date:  11-May-2010
          Ticker:  MJN
            ISIN:  US5828391061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STEPHEN W. GOLSBY                                         Mgmt          For                            For
       DR.STEVEN M. ALTSCHULER                                   Mgmt          For                            For
       HOWARD B. BERNICK                                         Mgmt          For                            For
       JAMES M. CORNELIUS                                        Mgmt          For                            For
       PETER G. RATCLIFFE                                        Mgmt          For                            For
       DR. ELLIOTT SIGAL                                         Mgmt          For                            For
       ROBERT S. SINGER                                          Mgmt          For                            For
       KIMBERLY A. CASIANO                                       Mgmt          For                            For
       ANNA C. CATALANO                                          Mgmt          For                            For

02     APPROVAL OF MEAD JOHNSON NUTRITION COMPANY 2009           Mgmt          For                            For
       AMENDED AND RESTATED STOCK AWARD AND INCENTIVE
       PLAN.

03     THE RATIFICATION OF THE APPOINTMENT OF DELOITTE           Mgmt          For                            For
       & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM (INDEPENDENT AUDITORS)
       IN 2010.




--------------------------------------------------------------------------------------------------------------------------
 NESTLE S A                                                                                  Agenda Number:  702312567
--------------------------------------------------------------------------------------------------------------------------
        Security:  H57312649
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2010
          Ticker:
            ISIN:  CH0038863350
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       BLOCKING OF REGISTERED SHARES IS NOT A LEGAL              Non-Voting    No vote
       REQUIREMENT IN THE SWISS MARKET, SPECIFIC POLICIES
       AT THE INDIVIDUAL SUB-CUSTODIANS MAY VARY.
       UPON RECEIPT OF THE VOTING INSTRUCTION, IT
       IS POSSIBLE THAT A MARKER MAY BE PLACED ON
       YOUR SHARES TO ALLOW FOR RECONCILIATION AND
       RE-REGISTRATION FOLLOWING A TRADE. IF YOU HAVE
       CONCERNS REGARDING YOUR ACCOUNTS, PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting    No vote
       MEETING NOTICE SENT UNDER MEETING 603908 INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.1    Approve the Annual Report, the financial statements       Mgmt          For                            For
       of Nestle S.A. and the consolidated financial
       statements of the Nestle Group for 2009

1.2    Approve the acceptance of the compensation report         Mgmt          For                            For
       2009

2.     Approve to release the Members of the Board               Mgmt          For                            For
       of Directors and of the Management

3.     Approve the appropriation of profits resulting            Mgmt          For                            For
       from the balance sheet of Nestle S.A Retained
       earnings as specified provided that the proposal
       of the Board of Directors is approved, the
       gross dividend will amount to CHF 1.60 per
       share, representing a net amount of CHF 1.04
       per share after payment of the Swiss withholding
       tax of 35% the last trading day with entitlement
       to receive the dividend is 16 APR 2010, the
       shares will be traded ex dividend as of 19
       APR 2010, the net dividend will be payable
       as from 22 APR 2010

4.1.1  Re-elections of Mr. Peter Brabeck-Letmathe to             Mgmt          For                            For
       the Board of Directors for a term of 3 years

4.1.2  Re-elections of Mr. Steven G. Hoch, to the Board          Mgmt          For                            For
       of Directors for a term of 3 years

4.1.3  Re-elections of Mr.Andre Kudelski to the Board            Mgmt          For                            For
       of Directors for a term of 3 years

4.1.4  Re-elections of Mr.Jean-Rene Fourtou to the               Mgmt          For                            For
       Board of Directors for a term of 2 years

4.2.1  Elections of Mrs. Titia de Lange to the Board             Mgmt          For                            For
       of Directors for a term of 3 years

4.2.2  Elections of Mr. Jean-Pierre Roth to the Board            Mgmt          For                            For
       of Directors for a term of 3 years

4.3    Re-election of KPMG S.A., Geneva branch for               Mgmt          For                            For
       a term of 1year

5.     Approve the cancellation of 185,000.000 shares            Mgmt          For                            For
       repurchased under the share buy-back programme,
       and reduction of share capital by CHF 18,500.000,
       and amend the Article 3 of the Articles of
       Association as specified

6.     Amend the New Article 4 of the Articles of Association    Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 PERNOD-RICARD, PARIS                                                                        Agenda Number:  702105986
--------------------------------------------------------------------------------------------------------------------------
        Security:  F72027109
    Meeting Type:  MIX
    Meeting Date:  02-Nov-2009
          Ticker:
            ISIN:  FR0000120693
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       FYE on 30 JUN 2009

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       on 30 JUN 2009

O.3    Approve the distribution of profits for the               Mgmt          For                            For
       FYE on 30 JUN 2009 and distribution of dividends

O.4    Approve the regulated agreements referred to              Mgmt          For                            For
       in Articles L.225-38 and sequence of the Commercial
       Code

O.5    Approve the agreements referred to in Articles            Mgmt          For                            For
       L.255-38 and L.225-42-1 of the Commercial Code
       and the special report of the Statutory Auditors
       in relation to Mr. Pierre Pringuet

O.6    Approve to renew Mme. Daniele Ricard's as Board           Mgmt          For                            For
       Member

O.7    Approve to renew Paul Ricard Company's mandate            Mgmt          For                            For
       as Board Member

O.8    Approve to renew Mr. Jean-Dominique Comolli's             Mgmt          For                            For
       mandate as Board Member

O.9    Approve to renew Lord Douro's mandate as Board            Mgmt          For                            For
       Member

O.10   Appoint Mr. Gerald Frere as a Board Member                Mgmt          For                            For

O.11   Appoint Mr. Michel Chambaud as a Board Member             Mgmt          For                            For

O.12   Appoint Mr. Anders Narvinger as a Board Member            Mgmt          For                            For

O.13   Approve the attendance allowances read aloud              Mgmt          For                            For
       to the Board Members

O.14   Authorize the Board of Directors to operate               Mgmt          For                            For
       on the Company's shares

E.15   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital by cancelation of treasury shares

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, by issuing common shares
       and/or warrants giving access to the Company's
       capital, with maintenance of preferential subscription
       rights

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, by issuing common shares
       and/or warrants giving access to the Company's
       capital, with cancelation of preferential subscription
       rights, through a public offer

E.18   Authorize the Board of Directors to increase              Mgmt          For                            For
       the number of securities to be issued in case
       of capital increase with or without cancelation
       of preferential subscription rights under the
       Resolutions 16 and 17

E.19   Authorize the Board of Directors to proceed               Mgmt          For                            For
       with the issue of common shares and/or warrants
       providing access to the Company's capital in
       order to remunerate contributions in kind to
       the Company within the limit of 10% of the
       share capital

E.20   Authorize the Board of Directors to proceed               Mgmt          For                            For
       with the issue of common shares and/or warrants
       giving access to the Company's capital in the
       event of a public offer initiated by the Company

E.21   Authorize the Board of Directors to issue warrants        Mgmt          For                            For
       representing debts giving right to the allocation
       of debt securities

E.22   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital increase by incorporation
       of premiums, reserves, profits or others

E.23   Authorize the Board of Directors to consent               Mgmt          For                            For
       options to Employees and Managers of the Company
       giving right to the subscription of Company
       shares to issue or purchase existing Company's
       shares

E.24   Authorize the Board of Directors to issue shares          Mgmt          For                            For
       subscription warrants in case of public offer
       bearing on the Company securities

E.25   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital by issuing shares or warrants giving
       access to capital, reserved for Members of
       a Company Savings Plan with cancellation of
       preferential subscription rights for the benefit
       of the latter

E.26   Amend the Articles 20 and 24 of Bylaws regarding          Mgmt          For                            For
       Age limit for Chairman of the Board and for
       Chief Executive Officer

E.27   Grant powers for the accomplishment of legal              Mgmt          For                            For
       formalities

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ARTICLE NUMBERS IN RESOLUTION 26. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 PHILIP MORRIS INTERNATIONAL INC.                                                            Agenda Number:  933223240
--------------------------------------------------------------------------------------------------------------------------
        Security:  718172109
    Meeting Type:  Annual
    Meeting Date:  12-May-2010
          Ticker:  PM
            ISIN:  US7181721090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: HAROLD BROWN                        Mgmt          For                            For

1B     ELECTION OF DIRECTOR: MATHIS CABIALLAVETTA                Mgmt          For                            For

1C     ELECTION OF DIRECTOR: LOUIS C. CAMILLERI                  Mgmt          For                            For

1D     ELECTION OF DIRECTOR: J. DUDLEY FISHBURN                  Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JENNIFER LI                         Mgmt          For                            For

1F     ELECTION OF DIRECTOR: GRAHAM MACKAY                       Mgmt          For                            For

1G     ELECTION OF DIRECTOR: SERGIO MARCHIONNE                   Mgmt          For                            For

1H     ELECTION OF DIRECTOR: LUCIO A. NOTO                       Mgmt          For                            For

1I     ELECTION OF DIRECTOR: CARLOS SLIM HELU                    Mgmt          For                            For

1J     ELECTION OF DIRECTOR: STEPHEN M. WOLF                     Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF INDEPENDENT              Mgmt          For                            For
       AUDITORS

03     STOCKHOLDER PROPOSAL 1 - FOOD INSECURITY AND              Shr           Against                        For
       TOBACCO USE

04     STOCKHOLDER PROPOSAL 2 - CREATE HUMAN RIGHTS              Shr           Against                        For
       PROTOCOLS FOR THE COMPANY AND ITS SUPPLIERS




--------------------------------------------------------------------------------------------------------------------------
 REYNOLDS AMERICAN INC.                                                                      Agenda Number:  933214049
--------------------------------------------------------------------------------------------------------------------------
        Security:  761713106
    Meeting Type:  Annual
    Meeting Date:  07-May-2010
          Ticker:  RAI
            ISIN:  US7617131062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARTIN D. FEINSTEIN                                       Mgmt          For                            For
       SUSAN M. IVEY                                             Mgmt          For                            For
       LIONEL L. NOWELL, III                                     Mgmt          For                            For
       NEIL R. WITHINGTON                                        Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF KPMG LLP               Mgmt          For                            For
       AS INDEPENDENT AUDITORS

03     SHAREHOLDER PROPOSAL ON ELIMINATION OF CLASSIFIED         Shr           For                            Against
       BOARD

04     SHAREHOLDER PROPOSAL ON RETENTION OF EQUITY               Shr           Against                        For
       COMPENSATION

05     SHAREHOLDER PROPOSAL ON COMMUNICATING TRUTH               Shr           Against                        For

06     SHAREHOLDER PROPOSAL ON HUMAN RIGHTS PROTOCOLS            Shr           Against                        For
       FOR THE COMPANY AND ITS SUPPLIERS




--------------------------------------------------------------------------------------------------------------------------
 SCHINDLER HOLDING AG, HERGISWIL                                                             Agenda Number:  702251632
--------------------------------------------------------------------------------------------------------------------------
        Security:  H7258G209
    Meeting Type:  AGM
    Meeting Date:  15-Mar-2010
          Ticker:
            ISIN:  CH0024638196
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.A    The Board of Directors proposes that the general          Non-Voting    No vote
       meeting approves the annual report, the financial
       statements and the consolidated group financial
       statements

1.B    The Board of Directors proposes that the general          Non-Voting    No vote
       meeting acknowledges the compensation report

2.     The Board of Directors proposes that the General          Non-Voting    No vote
       Meeting approves the appropriation of the 2009
       profits [in 1000s] of CHF 509,174 as per balance
       sheet as follows: profit of reporting year:
       CHF 490,687; profit carried forward from the
       previous year: CHF 18,487; available for appropriation
       by the general meeting: CHF 509,174; dividend:
       CHF 2.00 gross per registered share and bearer
       participation certificate: CHF 240,772; appropriation
       to free reserves: CHF 260,000; balance carried
       forward to new account: CHF 8,402

3.     The Board of Directors proposes that the General          Non-Voting    No vote
       Meeting grants discharge to all Members of
       the Board of Directors and of the Management
       for the expired FY 2009

4.1    The Board of Directors proposes that the general          Non-Voting    No vote
       meeting re-elects Dr. Alexander Schaub, Brussels,
       for a term of office of 3 years

4.2    The Board of Directors proposes that the general          Non-Voting    No vote
       meeting elects Prof. Dr. Peter Athanas, Baden,
       as new Member of the Board of Directors for
       a term of office of 3 years until the AGM 2013,
       because of the so-called "cooling-off period"
       according to Article 11 paragraph 2 of the
       Federal Act on Admission and Supervision of
       Auditors; the assumption of office by Prof.
       Peter Athanas is delayed until 02 AUG 2010;
       Prof. Peter Athanas terminated his employment
       contract with Ernst & Young in July 2008

4.3    The Board of Directors proposes that the general          Non-Voting    No vote
       meeting appoints Ernst & Young AG, Basel, as
       the Statutory Auditors for the FY 2010

5.     The Board of Directors proposes to the general            Non-Voting    No vote
       meeting to replace the current wording of Articles
       11 and 12 of the Articles of Association with
       the specified new wording




--------------------------------------------------------------------------------------------------------------------------
 SWATCH GROUP AG                                                                             Agenda Number:  702355682
--------------------------------------------------------------------------------------------------------------------------
        Security:  H83949141
    Meeting Type:  OGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  CH0012255151
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       BLOCKING OF REGISTERED SHARES IS NOT A LEGAL              Non-Voting    No vote
       REQUIREMENT IN THE SWISS MARKET, SPECIFIC POLICIES
       AT THE INDIVIDUAL SUB-CUSTODIANS MAY VARY.
       UPON RECEIPT OF THE VOTING INSTRUCTION, IT
       IS POSSIBLE THAT A MARKER MAY BE PLACED ON
       YOUR SHARES TO ALLOW FOR RECONCILIATION AND
       RE-REGISTRATION FOLLOWING A TRADE. IF YOU HAVE
       CONCERNS REGARDING YOUR ACCOUNTS, PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting    No vote
       MEETING NOTICE SENT UNDER MEETING 623113, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve, after reviewing the reports of the               Mgmt          For                            For
       Statutory Auditors, the 2009 annual report
       [annual report, financial statements and consolidated
       financial statements]

2.     Grant discharge to all Members of the Board               Mgmt          For                            For
       of Directors for the FY 2009

3.     Approve the appropriation of 2009 profit of               Mgmt          For                            For
       CHF 466,318,860.25 resulting from the balance
       sheet [net income as of 31 DEC 2009 of CHF
       432,821,927.52 plus balance brought forward
       from the previous year of CHF 33,496,932.73]

4.     Re-elect Mmes. Esther Grether and Dr.h.c. Nayla           Mgmt          For                            For
       Hayek, Messrs, Dr. Peter Gross, Dr.h.c. Nicolas
       G. Hayek, Prof. Dr.h.c. Claude Nicollier, Johann
       Niklaus Schneider-Ammann and Ernst Tanner for
       another 3-year period and to name as the new
       Members of the Board of Directors for the same
       period; Messrs. Georges Nicolas Hayek, since
       2003 Chief Executive Officer of The Swatch
       Group Ltd and Dr. Jean-Pierre Roth, since 1996
       member of and from 2001 until the end of 2009
       Chairman of the Governing Board of the Swiss
       National Bank

5.     Appointment of PricewaterhouseCoopers Ltd for             Mgmt          For                            For
       another period of one year as Statutory Auditors

6.     Approve the adaptation of Article 8 Paragraph             Mgmt          For                            For
       4 of the Statutes as specified




--------------------------------------------------------------------------------------------------------------------------
 SWIRE PAC LTD                                                                               Agenda Number:  702387033
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y83310113
    Meeting Type:  AGM
    Meeting Date:  13-May-2010
          Ticker:
            ISIN:  HK0087000532
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Declare final dividends                                   Mgmt          For                            For

2.a    Re-elect P.A. Johansen as a Director                      Mgmt          For                            For

2.b    Re-elect J. R. Slosar as a Director                       Mgmt          For                            For

3      Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4      Grant a general mandate for share repurchase              Mgmt          For                            For

5      Grant a general mandate to issue and dispose              Mgmt          For                            For
       of additional shares in the Company

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100408/LTN20100408782.pdf




--------------------------------------------------------------------------------------------------------------------------
 SWIRE PAC LTD                                                                               Agenda Number:  702349261
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y83310105
    Meeting Type:  AGM
    Meeting Date:  13-May-2010
          Ticker:
            ISIN:  HK0019000162
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Declare the final dividends                               Mgmt          For                            For

2.a    Re-elect P.A. Johansen as a Director                      Mgmt          For                            For

2.b    Re-elect J.R. Slosar as a Director                        Mgmt          For                            For

3      Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4      Authorize the Directors, subject to this resolution,      Mgmt          For                            For
       during the relevant      period of all the
       powers of the Company to make on-market share
       repurchases   (within the meaning of the Code
       on Share Repurchases); the aggregate nominal
       amount of any class of the Company's shares
       which may be repurchased pursuant to the approval
       in paragraph (a) above shall not exceed 10%
       of the aggregate  nominal amount of the shares
       of that class in issue at the date of passing
       this Resolution; and  Authority expires
       at the conclusion of the next AGM of  the Company;
       the expiration of the period within which the
       next AGM of the    Company is required by law
       to be held; and the revocation or variation
       of the authority given under this Resolution
       by ordinary resolution of the           shareholders
       in general meeting  and references to "shares"
       include           securities which carry a
       right to subscribe for or purchase shares

5      Authorize the Directors, during the Relevant              Mgmt          For                            For
       Period to allot, issue and deal  with additional
       shares and to make or grant offers, agreements
       and options    which will or might require
       the exercise of such powers during or after
       the   end of the Relevant Period, the aggregate
       nominal amount of shares of any     class allotted
       or agreed conditionally or unconditionally
       to be allotted      (whether pursuant to an
       option or otherwise) by the Directors pursuant
       to the approval in this resolution, otherwise
       than pursuant to (i) a Rights Issue or (ii)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares, CONTD.

-      CONTD. shall not exceed the aggregate of 20%              Non-Voting    No vote
       of the aggregate nominal amount  of the shares
       of that class in issue at the date of passing
       this Resolution   provided that the aggregate
       nominal amount of the shares of any class so
       allotted (or so agreed conditionally or
       unconditionally to be allotted)       pursuant
       to this Resolution wholly for cash shall not
       exceed 5% of the        aggregate nominal amount
       of the shares of that class in issue at the
       date of  passing this Resolution; and  Authority
       expires at the conclusion of the next AGM of
       the Company; and the expiration of the period
       within which the next    AGM of the Company
       is required by law to be held; and the revocation
       or       variation of the authority given under
       this Resolution by ordinary resolution of the
       shareholders in general meeting

-      PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.




--------------------------------------------------------------------------------------------------------------------------
 THE COCA-COLA COMPANY                                                                       Agenda Number:  933196758
--------------------------------------------------------------------------------------------------------------------------
        Security:  191216100
    Meeting Type:  Annual
    Meeting Date:  21-Apr-2010
          Ticker:  KO
            ISIN:  US1912161007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTOR: HERBERT A. ALLEN                    Mgmt          For                            For

02     ELECTION OF DIRECTOR: RONALD W. ALLEN                     Mgmt          For                            For

03     ELECTION OF DIRECTOR: CATHLEEN P. BLACK                   Mgmt          For                            For

04     ELECTION OF DIRECTOR: BARRY DILLER                        Mgmt          For                            For

05     ELECTION OF DIRECTOR: ALEXIS M. HERMAN                    Mgmt          For                            For

06     ELECTION OF DIRECTOR: MUHTAR KENT                         Mgmt          For                            For

07     ELECTION OF DIRECTOR: DONALD R. KEOUGH                    Mgmt          For                            For

08     ELECTION OF DIRECTOR: MARIA ELENA LAGOMASINO              Mgmt          For                            For

09     ELECTION OF DIRECTOR: DONALD F. MCHENRY                   Mgmt          For                            For

10     ELECTION OF DIRECTOR: SAM NUNN                            Mgmt          For                            For

11     ELECTION OF DIRECTOR: JAMES D. ROBINSON III               Mgmt          For                            For

12     ELECTION OF DIRECTOR: PETER V. UEBERROTH                  Mgmt          For                            For

13     ELECTION OF DIRECTOR: JACOB WALLENBERG                    Mgmt          For                            For

14     ELECTION OF DIRECTOR: JAMES B. WILLIAMS                   Mgmt          For                            For

15     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS

16     SHAREOWNER PROPOSAL REGARDING AN ADVISORY VOTE            Shr           For                            Against
       ON EXECUTIVE COMPENSATION

17     SHAREOWNER PROPOSAL REGARDING AN INDEPENDENT              Shr           For                            Against
       BOARD CHAIR

18     SHAREOWNER PROPOSAL REGARDING RESTRICTED STOCK            Shr           Against                        For

19     SHAREOWNER PROPOSAL REGARDING A REPORT ON BISPHENOL-A     Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 THE GOLDMAN SACHS GROUP, INC.                                                               Agenda Number:  933232338
--------------------------------------------------------------------------------------------------------------------------
        Security:  38141G104
    Meeting Type:  Annual
    Meeting Date:  07-May-2010
          Ticker:  GS
            ISIN:  US38141G1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: LLOYD C. BLANKFEIN                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JOHN H. BRYAN                       Mgmt          For                            For

1C     ELECTION OF DIRECTOR: GARY D. COHN                        Mgmt          For                            For

1D     ELECTION OF DIRECTOR: CLAES DAHLBACK                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: STEPHEN FRIEDMAN                    Mgmt          For                            For

1F     ELECTION OF DIRECTOR: WILLIAM W. GEORGE                   Mgmt          For                            For

1G     ELECTION OF DIRECTOR: JAMES A. JOHNSON                    Mgmt          For                            For

1H     ELECTION OF DIRECTOR: LOIS D. JULIBER                     Mgmt          For                            For

1I     ELECTION OF DIRECTOR: LAKSHMI N. MITTAL                   Mgmt          For                            For

1J     ELECTION OF DIRECTOR: JAMES J. SCHIRO                     Mgmt          For                            For

1K     ELECTION OF DIRECTOR: H. LEE SCOTT, JR.                   Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR OUR 2010 FISCAL YEAR

03     AN ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION        Mgmt          For                            For
       MATTERS

04     APPROVAL OF AMENDMENTS TO OUR RESTATED CERTIFICATE        Mgmt          For                            For
       OF INCORPORATION TO ELIMINATE SUPERMAJORITY
       VOTING

05     APPROVAL OF AN AMENDMENT TO OUR RESTATED CERTIFICATE      Mgmt          For                            For
       OF INCORPORATION TO PERMIT HOLDERS OF 25% OF
       OUR OUTSTANDING SHARES OF COMMON STOCK TO CALL
       SPECIAL MEETINGS

06     SHAREHOLDER PROPOSAL A REPORT ON CUMULATIVE               Shr           Against                        For
       VOTING

07     SHAREHOLDER PROPOSAL REGARDING COLLATERAL IN              Shr           Against                        For
       OVER-THE-COUNTER DERIVATIVES TRADING

08     SHAREHOLDER PROPOSAL REGARDING SEPARATE CHAIR             Shr           For                            Against
       & CEO

09     SHAREHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTIONS    Shr           Against                        For

10     SHAREHOLDER PROPOSAL REGARDING A REPORT ON GLOBAL         Shr           Against                        For
       WARMING SCIENCE

11     SHAREHOLDER PROPOSAL REGARDING A REPORT ON PAY            Shr           Against                        For
       DISPARITY

12     SHAREHOLDER PROPOSAL REGARDING EXECUTIVE COMPENSATION     Shr           Against                        For
       AND LONG-TERM PERFORMANCE




--------------------------------------------------------------------------------------------------------------------------
 UNIVERSAL ENTERTAINMENT CORPORATION                                                         Agenda Number:  702521748
--------------------------------------------------------------------------------------------------------------------------
        Security:  J94303104
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  JP3126130008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Make Resolutions to Approve            Mgmt          For                            For
       Compensations to Directors,    Corporate Auditors,
       and Independent Auditors, Stipulate Auditors'
       Committee

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retired Directors




--------------------------------------------------------------------------------------------------------------------------
 WITWATERSRAND CONSOLIDATED GOLD RESOURCES       LIMITED, JOHANNESBURG                       Agenda Number:  702035987
--------------------------------------------------------------------------------------------------------------------------
        Security:  S98297104
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2009
          Ticker:
            ISIN:  ZAE000079703
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual financial statements         Mgmt          For                            For
       of the Company for the YE 28 FEB 2009, including
       the reports of the Directors and the Auditors

2.     Ratify the re-appointment of KPMG Inc as the              Mgmt          For                            For
       Auditors for the ensuing year and approve the
       Auditors remuneration

3.     Approve the Directors fees for the YE 28 FEB              Mgmt          For                            For
       2009

4.O.1  Re-appoint Mr. Adam Richard Fleming as a Director         Mgmt          For                            For
       of the Company, who retires by rotation in
       terms of the Company Articles of Association

5.O.2  Re-appoint Dr. Marcus Barrie Watchorn as a Director       Mgmt          For                            For
       of the Company, who retires by rotation in
       terms of the Company's Articles of Association

6.O.3  Approve to place the entire authorized but unissued       Mgmt          For                            For
       ordinary share capital of the Company, under
       the control of the Directors in terms of Section
       221 of the Companies Act, Act 61 of 1973, as
       amended, and to renew the authority of the
       Directors to allot and issue no more than 15%
       of all the issued shares of the Company on
       such terms and conditions as they may deem
       fit, subject to the provisions of the Companies
       Act, Act 61 of 1973, as amended, and the requirements
       of the JSE Limited

7.O.4  Authorize the Directors of the Company by way             Mgmt          For                            For
       of a general authority to issue all or any
       of the shares for cash as they in their discretion
       deem fit, subject to the Companies Act, Act
       61 of 1973, as amended, the Articles, the Listings
       Requirements of the JSE Limited [the Listings
       Requirements] and the following limitations,
       namely that, [Authority expires the earlier
       of the Company's next AGM or for 15 months]
       and the shares which are the subject of the
       issue may not exceed 15% in the aggregate in
       any 1 FY of the number of shares of that class
       issue




--------------------------------------------------------------------------------------------------------------------------
 WYNN RESORTS, LIMITED                                                                       Agenda Number:  933222072
--------------------------------------------------------------------------------------------------------------------------
        Security:  983134107
    Meeting Type:  Annual
    Meeting Date:  12-May-2010
          Ticker:  WYNN
            ISIN:  US9831341071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STEPHEN A. WYNN                                           Mgmt          For                            For
       RAY R. IRANI                                              Mgmt          For                            For
       ALVIN V. SHOEMAKER                                        Mgmt          For                            For
       D. BOONE WAYSON                                           Mgmt          For                            For

02     TO APPROVE AMENDMENTS TO THE COMPANY'S 2002               Mgmt          For                            For
       STOCK INCENTIVE PLAN TO INCREASE THE NUMBER
       OF SHARES OF THE COMPANY'S COMMON STOCK SUBJECT
       TO THE 2002 STOCK INCENTIVE PLAN FROM 9,750,000
       SHARES TO 12,750,000 SHARES, TO EXTEND THE
       TERM OF THE PLAN TO 2022, AND TO REMOVE THE
       ABILITY OF THE ADMINISTRATOR TO REPRICE STOCK
       OPTIONS.

03     TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT               Mgmt          For                            For
       OF ERNST & YOUNG, LLP AS THE INDEPENDENT AUDITORS
       FOR THE COMPANY AND ALL OF ITS SUBSIDIARIES
       FOR 2010.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Wintergreen Fund, Inc.
By (Signature)       /s/ Richard Berthy
Name                 Richard Berthy
Title                President
Date                 08/27/2010